Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2026	Oct. 31, 2025
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	9,200,000	9,200,000
Ordinary shares, shares issued (in Shares)	9,200,000	9,200,000
Ordinary shares, shares outstanding (in Shares)	9,200,000	9,200,000
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	7,425,000	7,425,000
Ordinary shares, shares issued (in Shares)	7,425,000	7,425,000
Ordinary shares, shares outstanding (in Shares)	7,425,000	7,425,000